Debt - Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Long Term Debt [Abstract]
Revolving credit facility, weighted-average interest rate of 1.9% (2013) and 1.8% (2012), due in 2017	$ 75,000	$ 153,500
Less current maturities
Total long-term debt	$ 75,000	$ 153,500